Advances to suppliers (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($) a t	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Advances On Inventory Purchases, Non Current | $	$ 2,109,005	$ 0
Number Of Guaranteed Supplies | t	13,000
Area of Land | a	1,650
Zhejiang Longquanzhixin Commercial & Trade Co., Ltd [Member]
Advances On Inventory Purchases, Non Current			$ 8,638,260	¥ 60,000,000